Share-Based Compensation - Narrative (Details)			1 Months Ended		3 Months Ended		12 Months Ended
	Oct. 16, 2013	Oct. 08, 2013 shares	Oct. 31, 2013 $ / shares shares	Sep. 30, 2013 USD ($) employee shares	Jun. 30, 2015 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Oct. 09, 2013
SHARE-BASED COMPENSATION
Vesting period of award with rights							2 years
Total income tax benefit recognized for stock-based compensation | $							$ 1,000,000	$ 1,000,000	$ 51,000,000
Unrecognized compensation expense | $							$ 4,000,000
Weighted average period over which unrecognized compensation expense expected is to be recognized							2 years 11 months
Service-Based Awards [Member]
SHARE-BASED COMPENSATION
Weighted average grant date fair value (in USD per share) | $ / shares							$ 47.44	$ 25.65	$ 17.00
Fair value of vested shares | $							$ 7,000,000
Vested shares								1,000,000	0
Restricted Stock Units
SHARE-BASED COMPENSATION
Vesting period of award without rights	4 years 2 months 12 days
Weighted average grant date fair value (in USD per share) | $ / shares							$ 47.44
Vested shares							384,902
Shares granted							1,115,662
Share-based compensation expense | $							$ 2,000,000	$ 1,000,000	$ 145,000,000
Weighted average grant date fair value (in USD per share) | $ / shares							$ 33.95	$ 17.91
Restricted Stock Units | Springleaf Holdings, LLC
SHARE-BASED COMPENSATION
Share-based compensation expense | $				$ 145,000,000
Percentage of outstanding shares into which equity awards are converted to rights										8.20313%
Shares delivered to holders of the award			8,203,125
Weighted average grant date fair value (in USD per share) | $ / shares			$ 16.00
Period within which equity awards cannot be sold or transferred			5 years
Restricted Stock Units | Executives | Springleaf Holdings, LLC
SHARE-BASED COMPENSATION
Shares granted				8.203125
Number of executives to whom share-based awards granted | employee				2
Share-based compensation expense | $				$ 131,000,000
Reductions to awards during the period (in shares)		0.859375
Restricted Stock Units | Management | Springleaf Holdings, LLC
SHARE-BASED COMPENSATION
Additional compensation expense | $						$ 14,000,000
Restricted Stock Awards
SHARE-BASED COMPENSATION
Vesting period of award with rights	3 years
Performance Shares
SHARE-BASED COMPENSATION
Weighted average grant date fair value (in USD per share) | $ / shares							$ 34.45	$ 25.78
Vested shares							0	0
Shares granted							16,091
Weighted average grant date fair value (in USD per share) | $ / shares							$ 25.79	$ 25.84
Incentive Units
SHARE-BASED COMPENSATION
Share-based compensation expense | $					$ 15,000,000			$ 0	$ 0
Omnibus Incentive Plan
SHARE-BASED COMPENSATION
Number of shares of common stock authorized							11,105,064
Percentage of number of outstanding shares over number of shares reserved and available for issuance by which number of shares reserved is adjusted, more than							10.00%